MARKETABLE SECURITIES	9 Months Ended
Sep. 30, 2013
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 5:-   MARKETABLE SECURITIES

The following is a summary of marketable securities at December 31, 2012 and September 30, 2013:

	December 31, 2012			September 30, 2013
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Corporate debentures	$204	$99	$303	$-	$-	$-
Government bonds	3,515	250	3,765	3,519	404	3,923

	$3,719	$349	$4,068	$3,519	$404	$3,923

The aggregate maturities of marketable securities for years subsequent to September 30, 2013 are for periods between one to three years. The fair market value in the amount of $ 3,923 is comprised from an amortized cost and  gross unrealized gain in the amount of  $ 3,519 and $ 404, respectively.

During the nine months ended September 30, 2012 and 2013 the Company recorded net proceeds from sales and maturity of these securities in amount of $ 9,717 and $ 301 (unaudited), respectively and income from sale of marketable securities in an amount of $ 57 and $ 97 (unaudited), respectively.